Gains and losses on disposal and main changes in scope of consolidation - Telekom Romania Communications (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired		€ 58	€ 211	€ 49
Telekom Romania Communications [member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (as a percent)	54.00%		54.00%
Acquisition cost	€ 296	€ 285
Acquisition cost adjustment	(11)
Cash acquired	(90)
Cash paid for investment securities, net of cash acquired	€ 195